Expense Example {- Fidelity® Series International Small Cap Fund} - 10.31 Fidelity Series International Funds Series Combo PRO-14 - Fidelity® Series International Small Cap Fund - Fidelity Series International Small Cap Fund-Default
Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 3
3 years	10
5 years	17
10 years	$ 39